Basic and Diluted Net Loss Per Share - Summary of Computation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	73,955,033	262,337,147	222,205,064	215,869,536
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	29,795,964	30,167,178	34,883,465	31,662,022
Unvested early exercised common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	263,982	371,193	58,830	58,971
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	43,895,087	36,402,515	14,051,462	13,173,245
Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		193,037,715	170,686,661	168,052,012
Unvested restricted common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents			166,100	564,740
Redeemable convertible preferred stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		2,358,546	2,358,546	2,358,546